UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Management LP
Address:  445 Hamilton Avenue, Suite 1210
          White Plains, New York  10601

Form 13F File Number:  28-11143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner
Title:  Authorized Signatory
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:



/s/ Edward E. Mattner
---------------------
Edward E. Mattner                   New York, New York                  05/15/07
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $2,272,348
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----

                                                    Form 13F Information Table
                                          Name of Reporting Manager: Icahn Management LP


COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4            COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8

NAME OF              TITLE OF     CUSIP      VALUE         SHRS OR   SH/   PUT/      INVESTMENT    OTHER         Voting Authority
ISSUER               CLASS                   (x$1000)      PRN AMT   PRN   CALL      DISCRETION    MANAGER    SOLE   SHARED     NONE

ADVENTRX             COM        00764X103      8,648     3,459,459   SH                 Sole        n/a     3,459,459
PHARMACEUTICALS
INC.

ANADARKO PETE CORP.  COM        032511107    133,475     3,105,520   SH                 Sole        n/a     3,105,520

BLOCKBUSTER INC.     CL A       093679108     59,166      9,187,280  SH                 Sole        n/a     9,187,280

BLOCKBUSTER INC.     CL B       093679207     26,718     4,452,905   SH                 Sole        n/a     4,452,905

CSX CORP.            COM        126408103    107,161     2,675,680   SH                 Sole        n/a     2,675,680

CYBERONICS INC.      COM        23251P102     37,722     2,008,612   SH                 Sole        n/a     2,008,612

LEAR CORP.           COM        521865105    350,348     9,595,953   SH                 Sole        n/a     9,595,953

LIONS GATE
ENTMNT CORP.         COM NEW    535919203     47,049     4,119,918   SH                 Sole        n/a     4,119,918

MEDIMMUNE, INC.      COM        584699102    150,218     4,128,003   SH                 Sole        n/a     4,128,003

MOTOROLA INC.        COM        620076109    165,391     9,360,000   SH                 Sole        n/a     9,360,000

PRIDE INTL INC DEL   COM        74153Q102    138,099     4,588,000   SH                 Sole        n/a     4,588,000

QUEST RESOURCE CORP. COM NEW    748349305      7,959       868,002   SH                 Sole        n/a       868,002

REALOGY CORP.        COM        75605E100     33,406     1,128,175   SH                 Sole        n/a     1,128,175

REGENERON
PHARMACEUTICALS      COM        75886F107      3,747       173,304   SH                 Sole        n/a       173,304

TALISMAN ENERGY INC. COM        87425E103     84,288     4,800,000   SH                 Sole        n/a     4,800,000

TELIK INC.           COM        87959M109     22,571     4,156,663   SH                 Sole        n/a     4,156,663

TEMPLE-INLAND INC.   COM        879868107    344,195     5,761,552   SH                 Sole        n/a     5,761,552

TIME WARNER INC.     COM        887317105    255,042    12,933,159   SH                 Sole        n/a    12,933,159

UNUM GROUP           COM        91529Y106     56,595     2,457,440   SH                 Sole        n/a     2,457,440

WCI CMNTYS INC.      COM        92923C104    102,783     4,816,450   SH                 Sole        n/a     4,816,450

WILLIAMS COS         COM        969457100    137,767     4,840,724   SH                 Sole        n/a     4,840,724
INC. DEL


                                TOTAL      2,272,348